FORM N-SAR-U
                                ANNUAL REPORT
                          FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:                (a)
                                        /     /

or fiscal year ending:                  12/31/98   (b)

Is this a transition report?:(Y/N)           N
                                          ----

Is this an amendment to a previous           N
filing ?  (Y/N)                           ----

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name: First Investors Life Variable
                          Annuity Fund A

     B.  File Number:     811-2982

     C.  Telephone
         Number:          (212) 858-8200

2.   A.  Street:          95 Wall Street

     B.  City  New York  C.  State: New York          D. Zip            Zip Ext:
                                                         Code: 10005
     E.  Foreign Country:                                                Foreign
                                                                          Postal
                                                                           Code:


3.       Is this the first filing on this form by
         Registrant? (Y/N)                                          N
                                                                  ----

4.       Is this the last filing on this form by
         Registrant? (Y/N)                                          N
                                                                  ----

5.       Is Registrant a small business investment
         company (SBIC)? (Y/N)
         [If answer is "Y" (Yes), complete only items               N
         89 through 110.]                                         ----

6.       Is Registrant a unit investment trust (UIT)?
         (Y/N)                                                      Y
         [If answer is "Y" (Yes), complete only items             ----
         111 through 132.]

7.   A.  Is Registrant a series or multiple portfolio             ----
         company? (Y/N)
         [If answer is "N" (No), go to item 8.]

     B.  How many separate series or portfolios did               ----
         Registrant have at the end of the period?

                                                             -------------------
                                                               If filing more
         For period       12/31/98                             than one
         ending           --------                             Page 50, "X" box:
                                                               [-]
                                                             -------------------

         File number 811  2982
                          -------


123.   [/]  State the total value of the additional units
            considered in answering item 122 ($000's omitted)     $         305
                                                                  --------------



124.   [/]  State the total value of units of prior series
            that were placed in the portfolios of subsequent
            series during the current period (the value of
            these units is to be measured on the date they
            were placed in $ the subsequent series) ($000's       $
            omitted)                                               -------------



125.   [/]  State the total dollar amount of sales loads
            collected (before reallowances to other brokers or
            dealers) by Registrant's principal underwriter and
            any underwriter which is an affiliated person of the
            principal underwriter during the current period
            solely from the sale of units of all series of        $           18
            Registrant ($000's omitted)                           --------------


126.   Of the amount shown in item 125,  state the total dollar
       amount of sales loads collected from secondary  market
       operations in Registrant's  units (include the sales loads, if any,  collected on units of a prior series placed
       in the portfolio of a subsequent series.)
       ($000's omitted)______________________________________     $            0
                                                                  --------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                              Number of   Total Assets  Total Income
                                                Series       ($000's    Distributions
                                              Investing      omitted)      (000's
                                                                          omitted)

A.     U.S. Treasury direct issue
                                             --------      $------         $-----

B.     U.S. Government agency
                                             --------      $------         $-----

C.     State and municipal tax-free
                                             --------      $------         $-----

D.     Public utility debt
                                             --------      $------         $-----

E.     Brokers or dealers debt or debt of
       brokers' or dealers' parent
                                             --------      $------         $-----

F.     All other corporate intermed. &
       long-term
       debt                                  --------      $------         $-----



                                              Number of   Total Assets  Total Income
                                                Series       ($000's    Distributions
                                              Investing      omitted       (000's
                                                                          omitted)

G.     All other corporate short-term debt                 $               $
                                             --------       ------          -----

H.     Equity securities of brokers or
       dealers or parents of brokers or                    $               $
       dealers                               -------        ------          -----


I.     Investment company equity securities     1          $ 32,261        $ 3,261
                                             -------        -------         ------

J.     All other equity securities                         $               $
                                             -------        ------          ------


K.     Other securities           _                        $               $
                         ----------          -------        ------          -----

L.     Total assets of all series of
       registrants                                         $32,261         $
                   ------------              -------        ------          -----


                                                              ------------------
                                                              If filing more
         For period     12/31/98                              than one
         ending         --------                              Page 50, "X" box:
                                                              [  ]
                                                              ------------------

         File number 811-2982
                         ----



128.   [/]  Is the timely payment of principal and interest on
            any of the portfolio securities held by any of
            Registrant's series at the end of the current period
            insured or guaranteed by an entity other than the
            issuer?                                               ----
            (Y/N)                                                 Y/N



129.   [/]  Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal
            or interest at the end of the current period? (Y/N)
                                                                  ----
                                                                  Y/N

            [If answer is "N" (No), go to item 131.]

130.   [/]  In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees? (Y/N)                                     ----
                                                                  Y/N


            [If answer is "N" (No), go to item 131.]

131.   Total  expenses  incurred by all series of Registrant
       during the current  reporting period ($000's omitted)               $ 135
                                                    ----------------------------



132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-              811-             811-             811-             811-
    -------           -------          -------          ------           -------

811-              811-             811-             811-             811-
    -------           -------          -------          ------           -------

811-              811-             811-             811-             811-
    -------           -------          -------          ------           -------



      This report is signed on behalf of the depositor in the City and State of New York on the 23rd day of February, 1999.



                                            FIRST INVESTORS LIFE INSURANCE
                                            COMPANY
                                            Depositor


Witness:    /s/ Ada M. Suchow               By: /S/ Richard H. Gaebler
            -----------------                  -----------------------
            Ada M. Suchow                       Richard H. Gaebler
            Vice President and                  President
            Assistant Secretary